UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21259

GMAM Absolute Return Strategies Fund, LLC

(Exact name of registrant as specified in charter)

General Motors Investment

Management Corporation

1345 Avenue of the Americas, 20th Floor

New York, NY 10105

(Address of principal executive offices) (Zip code)

Merryl Hoffman, Esq.

General Motors Investment Management Corporation

1345 Avenue of the Americas, 20th Floor

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-418-6134

Date of fiscal year end:   March 31

Date of reporting period:   July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Scout Capital Fund, Ltd.	N/A	N/A	10/2/2012	Adoption of Articles of Association.	Issuer	Yes	For	For
MKP Credit Offshore, Ltd.	N/A	N/A	2/27/2013	Adoption of Private Placement Memorandum, Memorandum of Association, and Articles of Association; Re-designation of Shares.	Issuer	Yes	Abstain	N/A
Aristeia International Limited	N/A	N/A	6/21/2013	Appointment of Directors, and Register of Directors and Officers	Issuer	Yes	For	For
Regiment Capital Ltd.	N/A	N/A	6/24/2013	Approval of Investment Advisory Agreement and amendment of Articles of Association	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	GMAM Absolute Return Strategies Fund, LLC

By (Signature and Title)*	/s/ John S. Stevens
John S. Stevens, President and Chief Executive Officer
(principal executive officer)

Date	August 22, 2013

*Print the name and title of each signing officer under his or her signature.